Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Document Period End Date	May 31, 2024
C000166019 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Large Cap Core Fund
Class Name	Class K Shares
Trading Symbol	BIRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$49	0.43%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data and excitement about innovation in information technology and healthcare.
  Market performance was also characterized by shifting views between hopes for a soft landing in the economy and concerns that interest rates would need to stay higher for longer.
What contributed to performance?
The Fund’s performance was driven by stock selection insights that identified and capitalized on the dominant trends during the reporting period. These insights initially aligned with expectations for a soft landing throughout 2023 while continuing to motivate positioning across the artificial intelligence (“A.I.”) and GLP-1 weight loss themes. More broadly, sentiment measures identifying trends in analyst and executive comments, as well as macro thematic insights measuring hiring trends and business-to-business invoicing, were key performance drivers.
Fundamental measures also contributed, with both quality and valuation measures helping results as the markets increasingly discerned A.I. winners and losers. Insights designed to evaluate the sustainability of companies’ growth and ability to source financing contributed. Select nontraditional measures of quality, such as environmental, social and governance (“ESG”) insights with a focus on hiring practices, also added value. Concern about the regional banking sector was another market theme where the Fund was correctly positioned, as quality measures identified the challenges associated with stocks exposed to the weakening commercial real estate sector.
What detracted from performance?
Despite the Fund’s strong gains, select stock selection measures struggled. Sustainability-related metrics with a focus on environmental efficiency lagged, as did measures related to employee satisfaction. Measures designed to capture consumer intent also detracted, although sentiment measures contributed in the aggregate. Alternative data insights evaluating mobile app usage and product trends detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 5, 2015 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Inception
Class K Shares	29.30%	15.82%	14.03%
Russell 1000® Index	28.01	15.42	13.70

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 840,269,547
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 4,108,295
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$840,269,547
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$4,108,295
Portfolio Turnover Rate	108%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.0%
Health Care	12.8
Financials	12.5
Consumer Discretionary	10.9
Industrials	10.4
Communication Services	9.9
Consumer Staples	4.8
Energy	2.8
Real Estate	2.2
Utilities	1.7
Materials	1.5
Short-Term Securities	0.5
Liabilities in Excess of Other Assets	(—)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Microsoft Corp.	7.4%
Apple, Inc.	6.4
NVIDIA Corp.	6.0
Amazon.com, Inc.	4.3
Alphabet, Inc., Class A	3.1
Eli Lilly & Co.	2.0
Mastercard, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.8
Alphabet, Inc., Class C	1.8
Home Depot, Inc.	1.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Microsoft Corp.	7.4%
Apple, Inc.	6.4
NVIDIA Corp.	6.0
Amazon.com, Inc.	4.3
Alphabet, Inc., Class A	3.1
Eli Lilly & Co.	2.0
Mastercard, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.8
Alphabet, Inc., Class C	1.8
Home Depot, Inc.	1.8
(c)Excludes short-term securities.
C000160934 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Large Cap Core Fund
Class Name	Investor A Shares
Trading Symbol	BIRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$84	0.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data and excitement about innovation in information technology and healthcare.
  Market performance was also characterized by shifting views between hopes for a soft landing in the economy and concerns that interest rates would need to stay higher for longer.
What contributed to performance?
The Fund’s performance was driven by stock selection insights that identified and capitalized on the dominant trends during the reporting period. These insights initially aligned with expectations for a soft landing throughout 2023 while continuing to motivate positioning across the artificial intelligence (“A.I.”) and GLP-1 weight loss themes. More broadly, sentiment measures identifying trends in analyst and executive comments, as well as macro thematic insights measuring hiring trends and business-to-business invoicing, were key performance drivers.
Fundamental measures also contributed, with both quality and valuation measures helping results as the markets increasingly discerned A.I. winners and losers. Insights designed to evaluate the sustainability of companies’ growth and ability to source financing contributed. Select nontraditional measures of quality, such as environmental, social and governance (“ESG”) insights with a focus on hiring practices, also added value. Concern about the regional banking sector was another market theme where the Fund was correctly positioned, as quality measures identified the challenges associated with stocks exposed to the weakening commercial real estate sector.
What detracted from performance?
Despite the Fund’s strong gains, select stock selection measures struggled. Sustainability-related metrics with a focus on environmental efficiency lagged, as did measures related to employee satisfaction. Measures designed to capture consumer intent also detracted, although sentiment measures contributed in the aggregate. Alternative data insights evaluating mobile app usage and product trends detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 5, 2015 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Inception
Investor A Shares	28.90%	15.47%	13.69%
Investor A Shares (with sales charge)	22.14	14.23	12.99
Russell 1000® Index	28.01	15.42	13.70

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 840,269,547
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 4,108,295
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$840,269,547
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$4,108,295
Portfolio Turnover Rate	108%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.0%
Health Care	12.8
Financials	12.5
Consumer Discretionary	10.9
Industrials	10.4
Communication Services	9.9
Consumer Staples	4.8
Energy	2.8
Real Estate	2.2
Utilities	1.7
Materials	1.5
Short-Term Securities	0.5
Liabilities in Excess of Other Assets	(—)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Microsoft Corp.	7.4%
Apple, Inc.	6.4
NVIDIA Corp.	6.0
Amazon.com, Inc.	4.3
Alphabet, Inc., Class A	3.1
Eli Lilly & Co.	2.0
Mastercard, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.8
Alphabet, Inc., Class C	1.8
Home Depot, Inc.	1.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Microsoft Corp.	7.4%
Apple, Inc.	6.4
NVIDIA Corp.	6.0
Amazon.com, Inc.	4.3
Alphabet, Inc., Class A	3.1
Eli Lilly & Co.	2.0
Mastercard, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.8
Alphabet, Inc., Class C	1.8
Home Depot, Inc.	1.8
(c)Excludes short-term securities.
C000160935 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Large Cap Core Fund
Class Name	Investor C Shares
Trading Symbol	BIRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$169	1.48%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data and excitement about innovation in information technology and healthcare.
  Market performance was also characterized by shifting views between hopes for a soft landing in the economy and concerns that interest rates would need to stay higher for longer.
What contributed to performance?
The Fund’s performance was driven by stock selection insights that identified and capitalized on the dominant trends during the reporting period. These insights initially aligned with expectations for a soft landing throughout 2023 while continuing to motivate positioning across the artificial intelligence (“A.I.”) and GLP-1 weight loss themes. More broadly, sentiment measures identifying trends in analyst and executive comments, as well as macro thematic insights measuring hiring trends and business-to-business invoicing, were key performance drivers.
Fundamental measures also contributed, with both quality and valuation measures helping results as the markets increasingly discerned A.I. winners and losers. Insights designed to evaluate the sustainability of companies’ growth and ability to source financing contributed. Select nontraditional measures of quality, such as environmental, social and governance (“ESG”) insights with a focus on hiring practices, also added value. Concern about the regional banking sector was another market theme where the Fund was correctly positioned, as quality measures identified the challenges associated with stocks exposed to the weakening commercial real estate sector.
What detracted from performance?
Despite the Fund’s strong gains, select stock selection measures struggled. Sustainability-related metrics with a focus on environmental efficiency lagged, as did measures related to employee satisfaction. Measures designed to capture consumer intent also detracted, although sentiment measures contributed in the aggregate. Alternative data insights evaluating mobile app usage and product trends detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 5, 2015 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Inception
Investor C Shares	28.01%	14.63%	12.92%
Investor C Shares (with sales charge)	27.01	14.63	12.92
Russell 1000® Index	28.01	15.42	13.70

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 840,269,547
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 4,108,295
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$840,269,547
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$4,108,295
Portfolio Turnover Rate	108%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.0%
Health Care	12.8
Financials	12.5
Consumer Discretionary	10.9
Industrials	10.4
Communication Services	9.9
Consumer Staples	4.8
Energy	2.8
Real Estate	2.2
Utilities	1.7
Materials	1.5
Short-Term Securities	0.5
Liabilities in Excess of Other Assets	(—)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Microsoft Corp.	7.4%
Apple, Inc.	6.4
NVIDIA Corp.	6.0
Amazon.com, Inc.	4.3
Alphabet, Inc., Class A	3.1
Eli Lilly & Co.	2.0
Mastercard, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.8
Alphabet, Inc., Class C	1.8
Home Depot, Inc.	1.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Microsoft Corp.	7.4%
Apple, Inc.	6.4
NVIDIA Corp.	6.0
Amazon.com, Inc.	4.3
Alphabet, Inc., Class A	3.1
Eli Lilly & Co.	2.0
Mastercard, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.8
Alphabet, Inc., Class C	1.8
Home Depot, Inc.	1.8
(c)Excludes short-term securities.
C000160936 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Large Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	BIRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55	0.48%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data and excitement about innovation in information technology and healthcare.
  Market performance was also characterized by shifting views between hopes for a soft landing in the economy and concerns that interest rates would need to stay higher for longer.
What contributed to performance?
The Fund’s performance was driven by stock selection insights that identified and capitalized on the dominant trends during the reporting period. These insights initially aligned with expectations for a soft landing throughout 2023 while continuing to motivate positioning across the artificial intelligence (“A.I.”) and GLP-1 weight loss themes. More broadly, sentiment measures identifying trends in analyst and executive comments, as well as macro thematic insights measuring hiring trends and business-to-business invoicing, were key performance drivers.
Fundamental measures also contributed, with both quality and valuation measures helping results as the markets increasingly discerned A.I. winners and losers. Insights designed to evaluate the sustainability of companies’ growth and ability to source financing contributed. Select nontraditional measures of quality, such as environmental, social and governance (“ESG”) insights with a focus on hiring practices, also added value. Concern about the regional banking sector was another market theme where the Fund was correctly positioned, as quality measures identified the challenges associated with stocks exposed to the weakening commercial real estate sector.
What detracted from performance?
Despite the Fund’s strong gains, select stock selection measures struggled. Sustainability-related metrics with a focus on environmental efficiency lagged, as did measures related to employee satisfaction. Measures designed to capture consumer intent also detracted, although sentiment measures contributed in the aggregate. Alternative data insights evaluating mobile app usage and product trends detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 5, 2015 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Inception
Institutional Shares	29.27%	15.76%	13.98%
Russell 1000® Index	28.01	15.42	13.70

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 840,269,547
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 4,108,295
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$840,269,547
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$4,108,295
Portfolio Turnover Rate	108%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.0%
Health Care	12.8
Financials	12.5
Consumer Discretionary	10.9
Industrials	10.4
Communication Services	9.9
Consumer Staples	4.8
Energy	2.8
Real Estate	2.2
Utilities	1.7
Materials	1.5
Short-Term Securities	0.5
Liabilities in Excess of Other Assets	(—)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Microsoft Corp.	7.4%
Apple, Inc.	6.4
NVIDIA Corp.	6.0
Amazon.com, Inc.	4.3
Alphabet, Inc., Class A	3.1
Eli Lilly & Co.	2.0
Mastercard, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.8
Alphabet, Inc., Class C	1.8
Home Depot, Inc.	1.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Microsoft Corp.	7.4%
Apple, Inc.	6.4
NVIDIA Corp.	6.0
Amazon.com, Inc.	4.3
Alphabet, Inc., Class A	3.1
Eli Lilly & Co.	2.0
Mastercard, Inc., Class A	1.9
Meta Platforms, Inc., Class A	1.8
Alphabet, Inc., Class C	1.8
Home Depot, Inc.	1.8
(c)Excludes short-term securities.